Segment Reporting and Business Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Revenues and Long-Lived Assets by Geographic Region
Revenues by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Year ended December 31, 2019	$1,083,756	$72,225	$1,155,981
Year ended December 31, 2018	$977,877	$72,564	$1,050,441
Year ended December 31, 2017	$816,026	$65,957	$881,983